Related Parties - Summary of Outstanding Balances from Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables		$ 406
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	$ 6,853
Trade payables	$ (429)	$ (19)